Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following table sets forth the actual compensation paid to our NEOs in relation to certain financial performance measures of the Company. For more information, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

					VALUE OF $100 INITIAL FIXED INVESTMENT
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(4) ($)	COMPANY TOTAL SHAREHOLDER RETURN(5) ($)	TOTAL AVERAGE SHAREHOLDER RETURN OF S&P SMALL-CAP 600 & S&P SMALL-CAP CHEMICALS INDICES(6) ($)	NET INCOME ($ MILLIONS)(7) ($)	ADJUSTED EBITDA ($ MILLIONS)(8) ($)
2025	3,494,671	(215,382)	771,065	409,286	31.52	116.36	(70)	248.0
2024	4,558,951	(5,738,080)	961,869	(64,944)	93.39	121.12	44	302.2
2023	7,585,239	23,334,808	1,207,890	2,558,056	163.26	118.75	104	332.3
2022	4,690,597	7,141,073	840,821	940,221	104.56	106.85	106	312.3
2021	5,899,282	4,780,304	824,244	567,016	107.12	126.09	135	268.4

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Painter, our principal executive officer (PEO), for each corresponding year in the “Total” column of the Summary Compensation Table in this proxy statement.

Peer Group Issuers, Footnote [Text Block]
(6)	Represents the total average shareholder return of the S&P Small-Cap 600 Index and S&P Small-Cap Chemicals Index. The peer group used for this purpose is consistent with the peer group indicated in the Performance Graph in our Annual Report and Form 10-K for the year ended December 31,2025, filed with the SEC on February 17, 2026.

PEO Total Compensation Amount	$ 3,494,671	$ 4,558,951	$ 7,585,239	$ 4,690,597	$ 5,899,282
PEO Actually Paid Compensation Amount	$ (215,382)	(5,738,080)	23,334,808	7,141,073	4,780,304
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” to Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to Mr. Painter’s total compensation for each applicable year to determine the compensation actually paid. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

YEAR	PEO YEAR END FAIR VALUE OF EQUITY AWARDS ($)	PEO YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	PEO YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	PEO TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	832,999	(3,071,087)	(1,471,965)	(3,710,053)
2024	1,840,682	(5,181,193)	(4,186,684)	(7,527,196)
2023	8,113,199	4,249,492	3,386,878	15,749,569
2022	3,571,870	1,486,773	136,924	5,195,567
2021	2,988,714	(511,568)	6,925	2,484,070

Non-PEO NEO Average Total Compensation Amount	$ 771,065	961,869	1,207,890	840,821	824,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 409,286	(64,944)	2,558,056	940,221	567,016
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group excluding Mr. Painter, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group excluding Mr. Painter during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following equity award adjustments were made to the average total compensation for the NEOs as a group excluding Mr. Painter for each year to determine the compensation actually paid, using the same methodology described above in Note 2. The assumptions used for determining the fair values shown in this table do not differ materially from those used to determine the fair values disclosed as of the grant date of such awards.

YEAR	NON-PEO YEAR END FAIR VALUE OF EQUITY AWARDS ($)	NON-PEO YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	NON-PEO FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR ($)	NON-PEO YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	NON-PEO FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	NON-PEO TOTAL EQUITY AWARD ADJUSTMENTS ($)
2025	136,518	(354,488)	—	(143,808)	—	(361,778)
2024	890,073	(1,190,253)	—	(2,395,095)	—	(2,695,275)
2023	865,598	343,716	—	140,851	—	1,350,165
2022	336,751	49,259	—	(3,579)	—	382,430
2021	132,268	(18,720)	—	5,446	(61,384)	57,610

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP VS. ORION AND PEER GROUP TSR

(In Thousands $)

The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against our net income and Adjusted EBITDA for each of those years

Compensation Actually Paid vs. Net Income [Text Block]	CAP VS. NET INCOME AND ADJUSTED EBITDA (In Thousands $)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	CAP VS. NET INCOME AND ADJUSTED EBITDA (In Thousands $)
Total Shareholder Return Vs Peer Group [Text Block]

CAP VS. ORION AND PEER GROUP TSR

(In Thousands $)

The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs for each of the last five financial years against our net income and Adjusted EBITDA for each of those years

Tabular List [Table Text Block]

Following is an unranked list of our 2025 financial performance measures our Compensation Committee considered most important in linking the short- term and long- term compensation actually paid to our NEOs with Company performance:

•	Adjusted EBITDA
•	Return on Capital Employed (ROCE)
•	Relative Total Shareholder Return (rTSR)

In addition to the financial performance measures listed above, for 2025, our Compensation Committee determined the following non-financial measures as key performance measures of our short-term and long-term incentive plans to further align the interests of our senior management team with the interests of our stockholders:

•	Safety performance
•	Employee engagement scores
•	Key Strategic Projects execution

Total Shareholder Return Amount					107.12	$ 104.56	$ 163.26	$ 93.39	$ 31.52
Peer Group Total Shareholder Return Amount					126.09	$ 106.85	$ 118.75	$ 121.12	$ 116.36
Net Income (Loss) Attributable to Parent	$ (70,000,000)	$ 44,000,000	$ 104,000,000	$ 106,000,000	$ 135,000,000
Company Selected Measure Amount	248,000,000.0	302,200,000	332,300,000	312,300,000	268,400,000
PEO Name	Mr. Painter	Mr. Painter	Mr. Painter	Mr. Painter	Mr. Painter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)	“Adjusted EBITDA” is defined as income from operations before depreciation and amortization, share-based compensation, and non-recurring items (such as, restructuring expenses, consulting fees related to Company strategy, legal settlement gain, etc.) plus earnings in affiliated companies, net of tax.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Employed (ROCE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (rTSR)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety performance
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Employee engagement scores
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Key Strategic Projects execution
PEO Year End Fair Value of Equity Awards | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 832,999	$ 1,840,682	$ 8,113,199	$ 3,571,870	$ 2,988,714
PEO Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,071,087)	(5,181,193)	4,249,492	1,486,773	(511,568)
PEO Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,471,965)	(4,186,684)	3,386,878	136,924	6,925
PEO Total Equity Award Adjustments | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,710,053)	(7,527,196)	15,749,569	5,195,567	2,484,070
NON-PEO Year End Fair Value of Equity Awards | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	136,518	890,073	865,598	336,751	132,268
NON-PEO Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(354,488)	(1,190,253)	343,716	49,259	(18,720)
NON-PEO Fair Value As of Vesting Date of Equity Awards Granted and Vested in the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	0
NON-PEO Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,808)	(2,395,095)	140,851	(3,579)	5,446
NON-PEO Fair Value at the End of the Prior Year of Equity Awards that Failed To Meet Vesting Conditions in the Year | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0	(61,384)
NON-PEO Total Equity Award Adjustments | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (361,778)	$ (2,695,275)	$ 1,350,165	$ 382,430	$ 57,610